Exhibit G.1.b.i. – Material Amendments to Organizational Documents

On March 24, 2023, the Board of Directors of Kayne Anderson Energy Infrastructure Fund, Inc. (the “Company”) amended the Second Amended and Restated Bylaws of the Company to remove Article XVI, which had made the Company subject to the Maryland Control Share Acquisition Act (“MCSAA”). As a result, the Company is no longer subject to the MCSAA.